Consolidated Balance Sheet (FY) (Parenthetical)	Dec. 31, 2023 $ / shares shares
Stockholders' equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	999,000,000
Common shares, shares issued (in shares)	87,500,000
Common stock, shares outstanding (in shares)	87,500,000
Previously Reported [Member]
Stockholders' equity:
Common stock, par value (in dollars per share) | $ / shares	$ 0.000001
Common stock, shares authorized (in shares)	120,000,000
Common shares, shares issued (in shares)	100,000,000
Common stock, shares outstanding (in shares)	100,000,000